Share Capital (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of detail of share capital transactions
Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2020		1,033	255,735	34,432,122
March 31, 2021	Capital increase AGA 2018-1	1	(1)	24,500
March 31, 2021	Capital increase AGA 2019-1	11	(11)	369,250
May 31, 2021	Subscription of 2021 warrants	—	43	—
June 30, 2021	Other movements	—	16	—
June 30, 2021		1,045	255,782	34,825,872